Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of
	December 31,	June 30,
	2025	2026
		(Unaudited)
Salary and welfare payables	$15,466	$12,363
Deposits from customers	48,088	26,529
Other tax payable	14,543	24,492
Service payable	35,546	36,704
Staff reimbursements	1,358	247
Total	$115,001	$100,335